Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	13,098,661	13,098,661	—
Time deposits-long term	490,000	490,000	—
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504
Total	14,662,200	13,588,661	1,073,539

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Liquid investments within 3 months (1)	153,853	153,853	—
Time deposits-short term	9,704,777	9,704,777	—
Held-to-maturity securities-fixed rate investments	993,606	—	993,606
Total	10,852,236	9,858,630	993,606

(1)                  Included in cash and cash equivalents on the Company’s consolidated balance sheets.